INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 6 - INCOME TAXES

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Accounting for Income Taxes which requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting and any available operating loss or tax credit carryforwards.  At September 30, 2013 and December 31, 2012 the total of all deferred tax assets was $431,582 and $431,582, respectively, and the total of the deferred tax liabilities was $0 and $0, respectively.  The amount of and ultimate realization of the benefits from the deferred tax assets for income tax purposes is dependent, in part, upon the tax laws in effect, the Company's future earnings, and other future events. The Company anticipates earnings in the near future and the realization of the benefit of the deferred tax assets.

We file U.S. federal, and U.S. states return, we are generally no longer subject to tax examinations for years prior to 2009 for U.S. federal and U.S. states tax returns.

NOTE 5 - INCOME TAXES

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Accounting for Income Taxes which requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting and any available operating loss or tax credit carryforwards. At December 31, 2012 and 2011, the total of all deferred tax assets was $431,582 and $104,965, respectively, and the total of the deferred tax assets related to goodwill was $368,050 and $12,362, respectively.  The amount of and ultimate realization of the benefits from the deferred tax assets for income tax purposes is dependent, in part, upon the tax laws in effect, the Company's future earnings, and other future events. The Company believes it is more likely than not that the Company will have earnings in the near future and will realize the benefit of the deferred tax assets.

The components of income tax expense (benefit) from continuing operations for the Years ended December 31, 2012 and 2011 consist of the following:

	For the Years Ended
	December 31,
	2012	2011
Current tax expense:
Federal	$0	$0
State	0	0
Current tax expense	0	0

Deferred tax expense (benefit):
Allowance for doubtful accounts	(368)	5,072
Bonus accrual	5,073	(3,391)
Vacation accrual	8,356	(337)
Goodwill	(355,689)	(218,377)
Net operating loss carryforward	16,012	22,533
Subtotal deferred tax expense/(benefit)	(326,618)	(194,500)
Income tax expense/(benefit)	$(326,618)	$(194,500)

Deferred income tax expense/(benefit) results primarily from the reversal of temporary timing differences between tax and financial statement income.

A reconciliation of income tax expense at the federal statutory rate to income tax expense at the company's effective rate is as follows:

	For the Years Ended
	December 31,
	2012	2011
Current deferred tax assets:
Computed tax at the expected statutory rate	$(307,555)	$(184,259)
State and local income taxes, net of federal	(20,083)	(11,959)
Other non-deductible expenses	1,020	1,718
Income tax expense/(benefit)	$(326,618)	$(194,500)

The temporary differences, tax credits and carryforwards gave rise to the following deferred tax asset December 31, 2012 and 2011:

	December 31,	December 31,
	2012	2011
Current deferred tax assets (liabilities):
Allowance for doubtful accounts	$7,318	$6,950
Bonus accrual	0	5,072
Vacation accrual	0	8,356
Total current deferred tax assets (liabilities)	7,318	20,377

Long-term deferred tax assets (liabilities):
Excess of goodwill/intangible assets amortization for book over tax	368,050	12,362
Net operating loss carryforward	56,214	72,226
Total long-term deferred tax assets (liabilities)	$424,264	$84,588
Net term deferred tax assets (liabilities)	$431,582	$104,965

At December 31, 2012, the company has loss carryforwards of approximately $155,000 that expire in various years through 2032.

We file U.S. federal, and U.S. states returns, and we are generally no longer subject to tax examinations for years prior to 2008 for U.S. federal and U.S. states tax returns.